Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

4.	Fair Value Measurements:

The Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, Fair Value Measurement, establishes a framework for measuring fair value and enhances disclosures about fair value measurements. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2: Inputs to the valuation methodology include:

•	Quoted prices for similar assets or liabilities in active markets
•	Quoted prices for identical or similar assets or liabilities in inactive markets
•	Inputs other than quoted prices that are observable for the asset or liability
•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means

If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The table and accompanying disclosures below present assets measured at fair value, all of which are classified within Level 1 of the fair value hierarchy. The following section describes the valuation methodologies used for assets measured at fair value:

Common stock: Represents a unitized employer stock fund and comprised of the ADRs of AstraZeneca PLC (“AZ Common Stock”) and a short-term cash component valued at the closing price reported on the active market on which the individual securities are traded.

Mutual funds: Valued at fair value of shares held by the Plan at year end. The fair value is a quoted price in an active market.

Commingled funds and Collective trusts: Valued at the net asset value (“NAY”) of shares held by the Plan at year end. The NAVs, provided by external investment managers as a practical expedient, are based on quoted prices for the fund’s underlying securities (some of which are marketable), estimates, appraisals, assumptions, and methods that are reviewed by management. This investment category has no unfunded commitments and there are no redemption restrictions.

Money market funds: Valued at fair value of shares held by the Plan at year end. The fair value is a quoted price in an active market.

Private equity funds: Valued at the NAV of shares held by the Plan at year end. The NAVs, provided by private equity fund managers as a practical expedient, are based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares or units outstanding or multiplied by the Plan’s pro rata interest, in the case of non-unitized investments. The private equity fund managers provide financial statements on a quarterly basis, which are used to value the securities based on the Plan’s ownership percentage.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table lists the fair values of investments as of December 31, 2025 and 2024:

	Fair Value Measurements as of December 31, 2025:
	Fair Value	Level 1	Level 2	Level 3
Common stock	$179,582,037	$179,582,037	$–	$–
Mutual funds	53,542,108	53,542,108	–	–
Money market funds	12,491,023	12,491,023	–	–
Total assets in the fair value hierarchy	245,615,168	245,615,168	–	–

Investments measured at net asset value (a)
Commingled funds	6,944,172,080	–	–	–
Collective trust	2,147,126,132	–	–	–
Private equity funds	367,692	–	–	–
Total investments at fair value	$9,337,281,072	$245,615,168	$–	$–

	Fair Value Measurements as of December 31, 2024:
	Fair Value	Level 1	Level 2	Level 3
Common stock	$139,748,329	$139,748,329	$–	$–
Mutual funds	54,792,389	54,792,389	–	–
Money market funds	18,400,867	18,400,867	–	–
Total assets in the fair value hierarchy	212,941,585	212,941,585	–	–

Investments measured at net asset value (a)
Commingled funds	5,889,523,103	–	–	–
Collective trust	2,231,373,871	–	–	–
Private equity funds	804,851	–	–	–
Total investments at fair value	$8,334,643,410	$212,941,585	$–	$–

(a) In accordance with Subtopic 820-10, collective trusts, private equity funds, and commingled funds that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another.

For the years ended December 31, 2025 and 2024, there were no transfers in or out of level 2 or 3 as there were no level 2 or 3 investments noted.